Income Taxes - Significant Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Advertising expenses	¥ 1,677	¥ 1,668
Net accumulated losses carry forward	93,632	80,592
Depreciation and amortization	335	335
Allowance for doubtful accounts	1,997	1,901
Impairment of intangible assets	383	383
Accrued expenses	9,824	5,364
Operating lease liabilities	9,711	35,640
Gross deferred tax assets	117,559	125,883
Less: valuation allowance	(82,426)	(76,937)
Net deferred tax assets	35,133	48,946
Deferred tax liabilities
Intangible assets	14,875	12,048
Operating lease right-of-use assets	9,710	35,639
Gain on equity method investee	989	605
Variable consideration of renewal income	24,434	12,702
Gross deferred tax liabilities	¥ 50,008	¥ 60,994